SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/10 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (141.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.22s, 2/1/40	VMIG1	$1,900,000	$1,900,000
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	750,000	766,155
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	1,200,000	1,076,340
			3,742,495

Arizona (3.0%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,300,000	3,302,211
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB+/P	425,000	426,373
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,410,074
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5 1/8s, 5/15/40	A-	2,125,000	2,116,776
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	A2	1,969,000	1,866,336
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,764,536
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	814,992
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,377,267
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	500,780
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s,
7/1/39	Baa1	1,000,000	1,088,720
			15,668,065

California (22.5%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	A1	1,500,000	917,565
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	A+	1,000,000	492,290
CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	1,965,620
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	711,139
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,597,200
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	2,500,000	2,502,324
AMBAC, 5.293s, 7/1/17	A2	2,400,000	2,405,064
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A	5,000,000	4,010,700
Ser. K, 4 5/8s, 8/1/26	A	10,000,000	8,617,200
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,800,000	1,648,674
CA Muni. Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.),
Ser. A, 5 3/4s, 7/1/40	Baa1	1,000,000	992,880
CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,523,940
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s,
12/1/23	A3	2,500,000	2,441,950
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	854,267
CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	13,612,320
5 1/2s, 3/1/40	A1	7,450,000	7,599,671
5s, 10/1/29	A1	4,000,000	4,031,920
CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,060,320
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,655,248
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	5,250,000	4,995,794
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,047,920
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,357,669

Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BBB-/P	775,000	652,790
Chula Vista COP, NATL, 5s, 8/1/32	A1	4,000,000	3,746,600
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	1,915,000	1,919,519
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A,
zero %, 1/1/28 (Prerefunded, 1/1/28)	AAA	20,000,000	10,002,800
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded, 6/1/11)	Aaa	810,000	900,971
Ser. A-1, 5s, 6/1/33	BBB	1,050,000	803,481
Ser. S-B, zero %, 6/1/47	BB	6,000,000	165,600
M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A	3,000,000	3,253,440
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa1	6,000,000	7,137,300
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	876,042
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa1	1,000,000	918,370
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,110,260
Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/27	A1	2,000,000	762,040
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB+/P	1,180,000	1,068,089
5s, 9/1/20	BB+/P	1,195,000	1,152,781
5s, 9/1/18	BB+/P	1,030,000	1,014,519
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
NATL, 6 1/2s, 8/1/17	A	5,000,000	5,366,700
San Juan, Unified School Dist. G.O. Bonds, AGM, zero
%, 8/1/19	AAA	1,000,000	672,590
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	B+/P	615,000	617,712
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	1,585,000	1,754,801
Turlock, Dist. Ser. A, 5s, 1/1/40	A1	3,000,000	3,056,250
			116,994,330

Colorado (2.1%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	308,129
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	1,375,000	1,406,020
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	811,028
CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.),
Ser. A-3, Class III, 5 1/4s, 5/1/33	A1	3,540,000	3,599,118
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	A	1,250,000	1,281,600
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,331,791
			10,737,686

Delaware (0.5%)
DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.),
5.4s, 2/1/31	BBB+	1,100,000	1,137,763
DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.),
Ser. B, zero %, 1/1/40	A3	11,610,000	1,620,176
			2,757,939

District of Columbia (1.7%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC,
NATL, 5s, 10/1/28	Aa3	5,550,000	5,756,237
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,045,600
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	5,700,000	967,005
			8,768,842

Florida (5.3%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,363,450
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,240,324
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp., Inc.), Ser. A, 5 3/4s, 8/15/29	Baa1	2,500,000	2,551,500
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	1,700,000	1,741,072
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,200,000	3,998,274
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	317,805
Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,596,400
Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s,
10/1/40	A2	1,500,000	1,507,020
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Ba1	1,000,000	1,007,180
5 3/8s, 11/15/28	BB+/F	1,000,000	909,400
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.
Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,040,800
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
1.919s, 5/1/36	D/P	1,915,000	708,550
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/10 (In default) (NON)	D/P	2,025,000	616,289
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,

5/1/28	Aa3	1,500,000	1,562,610
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	BB-/P	1,480,000	1,059,976
5.4s, 5/1/37	BB-/P	475,000	364,909
			27,585,559

Georgia (2.9%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	4,500,000	4,929,255
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	Ba3	900,000	906,957
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	7,572,674
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	1,400,000	1,389,542
			14,798,428

Hawaii (--%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	150,000	150,026
			150,026

Illinois (5.9%)
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
NATL, zero %, 1/1/24	AA-	1,600,000	814,448
IL Fin. Auth. Rev. Bonds
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	Aa3	3,775,000	4,035,625
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,836,500
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A3	1,490,000	1,610,303
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,425,000	1,540,055
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,500,000	2,675,875
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	A2	1,075,000	656,814
Lake Cnty., Cmnty. Construction School Dist. G.O.
Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,128,558
zero %, 12/1/21 (Prerefunded, 12/1/21)	AA+	145,000	102,003
zero %, 12/1/20	AA+	1,495,000	986,207
zero %, 12/1/20 (Prerefunded, 12/1/20)	AA+	155,000	114,323
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL
zero %, 12/15/30	AAA	25,000,000	7,471,250
zero %, 12/15/22	A2	2,500,000	1,336,450
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion Project), NATL, 5s, 12/15/28	AAA	1,770,000	1,812,073
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	BB/P	1,879,000	1,590,198
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
NATL
zero %, 4/1/25	A1	1,870,000	831,047
zero %, 4/1/21	A1	1,880,000	1,115,235
			30,656,964

Indiana (3.3%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	390,000	383,374
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa3	180,000	191,272
5 1/4s, 10/15/18	Aa3	2,000,000	2,176,060
IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	Ba2	500,000	516,055
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,000,000	4,002,640
IN State Fin. Auth. VRDN, Ser. A-2, 0.14s, 2/1/37	VMIG1	3,100,000	3,100,000
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,601,525
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,515,690
NATL, 5.6s, 11/1/16	A	1,550,000	1,704,535
U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO,
5 3/4s, 10/1/28	AAA	1,000,000	1,112,750
			17,303,901

Iowa (0.9%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded, 7/1/11)	AAA	3,430,000	3,765,487
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BB/F	605,000	558,173
(Wartburg), Ser. A, 5s, 10/1/21	BB/F	605,000	564,181
			4,887,841

Kentucky (0.1%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	405,000	410,540
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	290,000	294,628
			705,168

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,843,647
			1,843,647

Maryland (0.4%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A	650,000	760,637
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	550,000	556,578
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	516,950
			1,834,165

Massachusetts (7.3%)
MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.),
Ser. B, 5s, 1/1/37	A	2,500,000	2,567,875
MA State Dev. Fin. Agcy. Rev. Bonds
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	762,173
(Emerson College), Ser. A, 5s, 1/1/40	A-	4,000,000	3,945,200
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	1,360,000	1,098,839
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	2,878,500
(MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	2,812,850
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	646,220
MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), 5s, 2/1/36	A-	1,000,000	937,090
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1,
5 3/4s, 12/1/42	A-	1,500,000	1,618,410
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,610,100
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,322,893
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A	700,000	730,702
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded, 12/15/12)	AAA/P	1,885,000	2,176,591
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	3,790,000	3,872,433
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,500,660
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,346,363
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	2,095,000	1,976,172
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	1,875,000	1,905,075
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded, 7/1/13)	Aaa	1,600,000	1,982,944
			37,691,090

Michigan (4.7%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	1,435,000	1,191,925
Ser. A, FGIC, 5s, 7/1/30	Aa3	4,505,000	4,511,127
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	1,300,000	1,244,685
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM,
6s, 5/1/29	AAA	1,000,000	1,105,960
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AAA	1,425,000	1,543,190
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 1/2s, 7/1/39	Ba1	1,000,000	1,018,770
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	523,830
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,705,925
(Henry Ford Hlth. Syst.), 5 3/4s, 11/15/39	A1	2,000,000	2,006,940
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	4,500,000	4,139,145
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,317,087
MI State Strategic Fund Mandatory Put Bonds (6/2/14)
(Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	BBB-	100,000	110,786
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded, 10/1/22)	AAA/P	1,650,000	1,957,313
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	575,000	457,436
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	684,578
			24,518,697

Minnesota (1.1%)
MN State Hsg. Fin. Agcy. Rev. Bonds (Single Fam.
Mtge.), 6.05s, 7/1/31	Aa1	295,000	306,098
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes
North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	995,189
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	3,500,000	3,283,770
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,150,000	1,099,538
			5,684,595

Mississippi (2.1%)
Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds,
Ser. A, 5s, 5/1/37	BBB+	2,250,000	2,267,415
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	3,000,300
5 7/8s, 4/1/22	BBB	2,330,000	2,336,058
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	880,000	936,382
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,143,700
			10,683,855

Missouri (2.2%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds Ser. 2003A
(St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,000,000	10,798,011
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan), Ser. C-1, GNMA Coll., FNMA Coll.,
7.15s, 3/1/32	AAA	350,000	373,527
			11,171,538

Nebraska (0.8%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	BB+	3,000,000	3,089,460
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel
Oblig. Group), 5 5/8s, 1/1/40	A-/F	925,000	947,681
			4,037,141

Nevada (9.6%)
Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33 (T)	AA+	32,285,000	33,175,782
Clark Cnty., Arpt. Rev. Bonds
Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aa3	5,105,000	5,223,487
Ser. A-1, AMBAC, 5s, 7/1/24	Aa3	2,600,000	2,601,378
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB-/P	2,080,000	1,474,928
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	Baa2	3,000,000	3,017,460
5 1/4s, 7/1/34	Baa2	3,000,000	2,866,200
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aa1	1,000,000	1,028,090
Henderson, Local Impt. Dist. Special Assmt. Bonds (No.
T-17), 5s, 9/1/25	BB+/P	610,000	471,805
			49,859,130

New Jersey (6.2%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded, 11/15/11)	AAA/F	1,300,000	1,427,621
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,800,000	2,767,716
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	5,000,000	4,988,200
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	867,950
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,900,000	3,977,688
(NJ Amern Wtr. Co.), Ser. B, 5.6s, 11/1/34	A2	500,000	513,935
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,863,795
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	2,500,000	2,503,000
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	4,388,100
NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,500,000	1,588,005
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa1	1,000,000	1,010,910
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. A, zero %, 12/15/30	Aa3	13,000,000	4,331,860
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	1,350,000	1,091,543
			32,320,323

New York (5.9%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	320,000	271,386
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,394,974
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BB	770,000	705,305
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BB	2,000,000	1,632,280
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	1,902,201
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B-	3,000,000	3,085,590
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB-	700,000	517,237
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,390,965
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	2,300,000	2,275,965
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	5,999,580
Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	A	6,000,000	6,017,700
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/35	BB-	670,000	676,573
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,300,000	1,328,392
Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer
Polytechnic), Ser. A, 5 1/8s, 9/1/40	A	3,385,000	3,447,555
			30,645,703

North Carolina (1.3%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
6 3/4s, 1/1/24	A-	1,000,000	1,193,100
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	810,104

(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,019,070
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, 5s, 1/1/30	A2	800,000	832,256
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A2	3,000,000	3,153,930
			7,008,460

North Dakota (1.0%)
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxiliary Fac.), AGM, 5s, 4/1/19	AAA	500,000	552,215
ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.),
Ser. B, 4.8s, 7/1/37	Aa1	4,730,000	4,570,315
			5,122,530

Ohio (8.5%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds,
5 1/4s, 2/15/33 (T)	AAA	10,000,000	10,509,630
(Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	1,022,430
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 7/8s, 6/1/47	BBB	5,250,000	3,747,398
5 3/4s, 6/1/34	BBB	14,300,000	10,750,883
5 1/8s, 6/1/24	BBB	2,055,000	1,723,405
Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	2,196,375
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	481,390
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	3,100,000	3,213,367
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	2,000,000	2,114,880
OH State Higher Ed. Fac. Comm. Rev. Bonds
(John Carroll U.), 5 1/4s, 11/15/33	A2	500,000	509,605
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	3,000,000	3,218,040
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	4,660,000	4,804,646
			44,292,049

Oregon (0.9%)
Keizer, Special Assmt. Bonds (Keizer Station), Ser. A,
5.2s, 6/1/31	A1	2,275,000	2,305,462
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	983,216
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	1,250,000	1,328,675
			4,617,353

Pennsylvania (3.9%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	1,500,000	1,066,275
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	2,030,468
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,068,787
5.3s, 1/1/14	BB/P	710,000	723,689
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,336,658
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D,
5s, 1/1/40	A3	1,200,000	1,217,040
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	725,000	742,581
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,002,610
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	1,040,080
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	1,003,380
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint
Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,256,413
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	758,618
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,117,633
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	867,860
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser.
C, zero %, 12/1/39	AA	19,000,000	3,687,140
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,462,206	439
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	552,844
			20,472,515

Puerto Rico (6.2%)
Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	A3	5,000,000	5,304,000
Ser. C, 6s, 7/1/39	A3	2,500,000	2,652,000
Ser. A, 5s, 7/1/16	A3	5,000,000	5,339,250
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa1	4,125,000	4,355,670
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX,
5 1/4s, 7/1/40	A3	3,000,000	3,025,230
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
Ser. AA-2, 5.3s, 7/1/35	A2	875,000	876,295
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax

Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/26	A3	1,000,000	1,038,750
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	A3	1,750,000	1,890,438
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	27,000,000	7,858,620
			32,340,253

Rhode Island (--%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	190,206
			190,206

South Carolina (2.5%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.7s, 4/1/14	BBB	1,000,000	1,109,690
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,507,100
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded, 8/15/12)	AAA	2,000,000	2,246,040
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded, 12/15/10)	AAA/P	1,300,000	1,358,643
Ser. C, 6s, 8/1/20 (Prerefunded, 8/1/13)	Baa1	2,445,000	2,809,109
Ser. C, 6s, 8/1/20 (Prerefunded, 8/1/13)	Baa1	305,000	350,421
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	Aa3	2,460,000	2,561,869
			12,942,872

South Dakota (0.7%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	2,450,956
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership), Ser.
C, 5 3/8s, 5/1/18	AAA	960,000	960,806
			3,411,762

Tennessee (1.1%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded, 7/1/12)	Baa1	2,000,000	2,251,280
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,537,837
			5,789,117

Texas (16.3%)
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	B+/P	1,050,000	862,964
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	3,250,000	3,241,777
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	400,000	404,388
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Caa3	500,000	268,950
5s, 3/1/41	CCC	500,000	220,215
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB-	2,850,000	2,877,872
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,018,480
Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s,
12/1/33 (T)	AAA	30,000,000	31,736,849
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	Baa2	1,000,000	1,009,850
Ser. A, 6.1s, 8/1/24	BBB	550,000	557,689
Harris Cnty., Houston Sports Auth. Rev. Bonds, Ser. H,
NATL, zero %, 11/15/25	A	11,000,000	4,250,840
Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,515,992
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,363,230
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	1,200,000	1,208,436
North TX, Thruway Auth. Rev. Bonds
Ser. D, AGO, zero %, 1/1/28	AAA	7,800,000	3,159,077
Ser. A, 6s, 1/1/25	A2	1,300,000	1,426,789
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,084,280
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	4,000,000	3,272,240
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,419,136
San Antonio Wtr. Rev. Bonds, Ser. A, AGM, 5s, 5/15/32	AAA	2,000,000	2,056,120
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/37	A-	1,100,000	1,037,597
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	1,929,820
6s, 7/1/19	Baa3	1,700,000	1,709,401
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5s, 12/15/15	A2	3,000,000	3,082,140
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	8,000,000	8,090,000
			84,804,132

Utah (0.4%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,

5/15/20 (Prerefunded, 5/15/20)	AAA/P	1,900,000	1,902,223
			1,902,223

Virginia (1.1%)
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	735,000	739,910
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	2,500,000	2,496,325
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	2,100,000	2,408,448
			5,644,683

Washington (1.9%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa3	4,000,000	4,001,840
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	901,152
6 1/2s, 6/1/26	BBB	4,840,000	4,977,310
			9,880,302

West Virginia (1.2%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	3,202,359
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB	2,025,000	1,906,416
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	935,000	935,468
			6,044,243

Wisconsin (4.2%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded, 6/1/12)	Aaa	7,000,000	7,817,320
6 3/8s, 6/1/32 (Prerefunded, 6/1/12)	Aaa	8,600,000	9,506,698
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,865,625
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,642,485
			21,832,128

Wyoming (0.8%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,174,740
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,015,417
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,085,970
			4,276,127

TOTAL INVESTMENTS

Total investments (cost $717,297,542)(b)			$735,618,083

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $519,527,274.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes.

(b) The aggregate identified cost on a tax basis is $717,324,017, resulting in gross unrealized appreciation and depreciation of $33,577,349 and $15,283,283, respectively, or net unrealized appreciation of $18,294,066.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding date.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	31.8%
Utilities	24.2
Local Government	11.1
Transportation	10.7
State Government	10.3

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $86,219,828 were held by the TOB trust and served as collateral for $41,195,916 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $30,345 for these investments based on an average interest rate of 0.30%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	735,618,083	--

Totals by level	$--	$735,618,083	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010